Summary of significant accounting policies (Details 4)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Total	$ 5,419,902	¥ 36,914,408	¥ 31,242,467
Shanghai Weimu [Member]
Total	438,903	2,989,323	2,512,517
Viwo Cayman [Member]
Total	$ 4,980,999	¥ 33,925,085	¥ 28,729,950